MONTHLY SERVICER’S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2010-2

Collection Period	4/1/12-4/30/12
Determination Date	5/9/2012
Distribution Date	5/15/2012

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period			$312,195,075.17
2.	Collections allocable to Principal			$12,282,180.89
3.	Purchase Amount allocable to Principal			$0.00
4.	Defaulted Receivables			$453,216.33

5.	Pool Balance on the close of the last day of the related Collection Period			$299,459,677.95
	(Ln1 - Ln2 - Ln3 - Ln4)

6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period			26,320

7.	Initial Pool Balance			$650,000,000.99

		Beginning of Period	End of Period
8.	Note Balances

	a. Class A-1 Note Balance	$0.00		$0.00
	b. Class A-2 Note Balance	$0.00		$0.00
	c. Class A-3 Note Balance	$173,512,149.04		$160,967,782.78
	d. Class A-4 Note Balance	$82,000,000.00		$82,000,000.00
	e. Class B Note Balance	$43,875,000.00		$43,875,000.00
	f. Class C Note Balance	$8,125,000.00		$8,125,000.00

	g. Note Balance (sum a - f)	$307,512,149.04		$294,967,782.78

9.	Pool Factors

	a. Class A-1 Note Pool Factor	0.0000000		0.0000000
	b. Class A-2 Note Pool Factor	0.0000000		0.0000000
	c. Class A-3 Note Pool Factor	0.6968359		0.6464570
	d. Class A-4 Note Pool Factor	1.0000000		1.0000000
	e. Class B Note Pool Factor	1.0000000		1.0000000
	f. Class C Note Pool Factor	1.0000000		1.0000000

	g. Note Pool Factor	0.4730956		0.4537966

10.	Overcollateralization Target Amount			$4,491,895.17
11.	Current overcollateralization amount (Pool Balance - Note Balance)			$4,491,895.17

12.	Weighted Average Coupon		%	9.57%
13.	Weighted Average Original Term		months	65.68
14.	Weighted Average Remaining Term		months	40.85

Collections

15.	Finance Charges:
	a. Collections allocable to Finance Charge			$2,494,949.51
	b. Liquidation Proceeds allocable to Finance Charge			$1,851.49
	c. Purchase Amount allocable to Finance Charge			$0.00

	d. Available Finance Charge Collections (sum a - c)			$2,496,801.00

16.	Principal:
	a. Collections allocable to Principal	$12,282,180.89
	b. Liquidation Proceeds allocable to Principal	$224,747.92
	c. Purchase Amount allocable to Principal	$0.00

	d. Available Principal Collections (sum a - c)	$12,506,928.81

17.	Total Finance Charge and Principal Collections (15d+16d)	$15,003,729.81
18.	Interest Income from Collection Account	$943.70
19.	Simple Interest Advances	$0.00

20.	Available Collections (Ln17+18+19)	$15,004,673.51

Available Funds

21.	Available Collections	$15,004,673.51
22.	Reserve Account Draw Amount	$0.00

23.	Available Funds	$15,004,673.51

Application of Available Funds

24.	Servicing Fee
	a. Monthly Servicing Fee	$260,162.56
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$260,162.56

	d. Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances	$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a. Monthly Servicing Fee	$2,500.00
	b. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c. Other Unpaid Backup Servicing Fees	$0.00
	d. Amount Paid	$2,500.00

	e. Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d. Total Class A-1 Note Interest (sum a - c)	$0.00

	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h. Total Class A-2 Note Interest (sum e - g)	$0.00

	i. Class A-3 Monthly Interest	$203,876.78
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l. Total Class A-3 Note Interest (sum i - k)	$203,876.78

	m. Class A-4 Monthly Interest	$139,400.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p. Total Class A-4 Note Interest (sum m - o)	$139,400.00

28.	Priority Principal Distributable Amount	$0.00

29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$144,787.50
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d. Total Class B Note Interest (sum a - c)	$144,787.50

30.	Secondary Principal Distributable Amount	$0.00

31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$35,072.92
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d. Total Class C Note Interest (sum a - c)	$35,072.92

32.	Tertiary Principal Distributable Amount	$8,052,471.09

33.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 32))	$8,838,270.85

34.	Reserve Account Deficiency	$0.00

35.	Regular Principal Distributable Amount	$4,491,895.17

36.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00

37.	Additional Servicing Fees, if any	$0.00

38.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any	$0.00

Collection Account Activity

39.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$2,496,801.00
	b. Total Daily Deposits of Principal Collections	$12,506,928.81
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$943.70

	e. Total Deposits to Collection Account (sum a - d)	$15,004,673.51

40.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$260,162.56
	b. Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$13,067,503.46
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,674,507.49

	f. Total Withdrawals from Collection Account (sum a - e)	$15,004,673.51

Note Payment Account Activity

41.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$203,876.78
	d. Class A-4 Interest Distribution	$139,400.00
	e. Class B Interest Distribution	$144,787.50
	f. Class C Interest Distribution	$35,072.92

	g. Class A-1 Principal Distribution	$0.00
	h. Class A-2 Principal Distribution	$0.00
	i. Class A-3 Principal Distribution	$12,544,366.26
	j. Class A-4 Principal Distribution	$0.00
	k. Class B Principal Distribution	$0.00
	l. Class C Principal Distribution	$0.00

	m. Total Deposits to Note Payment Account (sum a - l)	$13,067,503.46

42.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$12,748,243.04
	d. Class A-4 Distribution	$139,400.00
	e. Class B Distribution	$144,787.50
	f. Class C Distribution	$35,072.92

	g. Total Withdrawals from Note Payment Account (sum a - f)	$13,067,503.46

Certificate Payment Account Activity

43.	Deposits

	a. Excess Collections	$1,674,507.49
	b. Reserve Account surplus (Ln 53)	$118.62

	c. Total Deposits to Certificate Payment Account (sum a - b)	$1,674,626.11

44.	Withdrawals
	a. Certificateholder Distribution	$1,674,626.11

	b. Total Withdrawals from Certificate Payment Account	$1,674,626.11

Required Reserve Account Amount

45.	Lesser of: (a or b)
	a. $1,625,000.00	$1,625,000.00
	b. Note Balance	$294,967,782.78

46.	Required Reserve Account Amount	$1,625,000.00

Reserve Account Reconciliation

47.	Beginning Balance (as of end of preceding Distribution Date)	$1,625,000.00
48.	Investment Earnings	$118.62
49.	Reserve Account Draw Amount	$0.00

50.	Reserve Account Amount (Ln 47 + Ln 48 - Ln 49)	$1,625,118.62
51.	Deposit from Available Funds (Ln 40d)	$0.00
52.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
53.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 52 exist	$118.62

54.	Ending Balance (Ln50 + Ln51 - Ln52 - Ln53)	$1,625,000.00
55.	Reserve Account Deficiency (Ln46 - Ln54)	$0.00

Instructions to the Trustee

56.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
57.	Amount to be paid to Servicer from the Collection Account	$260,162.56
58.	Amount to be paid to Backup Servicer from the Collection Account	$2,500.00
59.	Amount to be deposited from the Collection Account into the Note Payment Account	$13,067,503.46
60.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,674,507.49
61.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
62.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$118.62
63.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
64.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$12,748,243.04
66.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$139,400.00
67.	Amount to be paid to Class B Noteholders from the Note Payment Account	$144,787.50
68.	Amount to be paid to Class C Noteholders from the Note Payment Account	$35,072.92
69.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$1,674,626.11

Net Loss and Delinquency Activity

70.	Net Losses with respect to preceding Collection Period		$226,616.92
71.	Cumulative Net Losses		$4,495,854.89
72.	Cumulative Net Loss Percentage		0.6917%

		Number of Loans	Principal Balance
73.	Delinquency Analysis

	a. 31 to 60 days past due	433	$5,837,728.02
	b. 61 to 90 days past due	112	$1,523,883.00
	c. 91 or more days past due	44	$524,078.69

	d. Total Past Due (sum a-c)	589	7,885,689.71

Servicer Covenant

74.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,663,031,000.00
75.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on May 09, 2012.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Thomas W. Reedy

Name:	Thomas W. Reedy

Title:	Executive Vice President, Chief Financial Officer & Treasurer